united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 7/31

Date of reporting period: 4/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hanlon Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016
Shares		Value

	EXCHANGE TRADED FUNDS - 99.7%
	DEBT FUNDS - 99.7%
2,634,395	iShares iBoxx $ High Yield Corporate Bond ETF	$ 220,894,021
382,238	iShares JP Morgan USD Emerging Markets Bond ETF	42,669,228
369,049	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	35,299,537
1,491,856	PowerShares Emerging Markets Sovereign Debt Portfolio	42,682,000
6,266,468	SPDR Barclays High Yield Bond ETF	221,206,320
1,325,341	SPDR Barclays Short Term High Yield Bond ETF	35,254,071
784,796	SPDR Citi International Government Inflation-Protected Bond ETF	43,085,300
	TOTAL EXCHANGE TRADED FUNDS (Cost - $624,786,041)	641,090,477

	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUND - 0.0%
13,619	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 0.15% *	13,619
	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,619)

	TOTAL INVESTMENTS - 99.7% (Cost - $624,799,660) (a)	$ 641,104,096
	OTHER ASSETS LESS LIABILITIES - 0.3%	1,839,502
	NET ASSETS - 100.0%	$ 642,943,598

	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on April 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $624,799,660
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 16,304,436
	Unrealized depreciation	-
	Net unrealized appreciation	$ 16,304,436

Hanlon Tactical Dividend & Momentum Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016
Shares		Value
	COMMON STOCK - 67.3%
	AGRICULTURE - 3.7%
92,530	Altria Group, Inc.	$ 5,802,556
62,904	Philip Morris International, Inc.	6,172,140
108,036	Reynolds American, Inc.	5,358,586
		17,333,282
	APPAREL -1.0%
92,083	Michael Kors Holdings Ltd. *	4,757,008

	AUTO MANUFACTURERS - 2.2%
386,098	Ford Motor Co.	5,235,489
168,666	General Motors Co.	5,363,579
		10,599,068
	BANKS - 1.1%
115,340	Comerica, Inc.	5,121,096

	BEVERAGES - 3.7%
136,128	Coca-Cola Co.	6,098,534
36,141	Constellation Brands, Inc.	5,640,164
62,141	Molson Coors Brewing Co.	5,942,544
		17,681,242
	COMMERCIAL SERVICES - 2.2%
130,524	PayPal Holdings, Inc. *	5,113,930
231,576	Qanta Services, Inc. *	5,492,983
		10,606,913
	COMPUTERS - 5.5%
304,313	Hewlett Packard Enterprise Co.	5,069,855
418,354	HP, Inc.	5,133,204
34,778	International Business Machines Corp.	5,075,501
298,571	Seagate Technology PLC	6,499,891
107,743	Western Digital Corp.	4,402,918
		26,181,369
	COSMETICS/PERSONAL CARE - 1.3%
74,299	Procter & Gamble Co.	5,952,836

	DIVERSIFIED SERVICES - 2.1%
29,187	Affiliated Managers Group, Inc. *	4,971,130
381,598	Navient Corp.	5,216,445
		10,187,575
	ELECTRIC - 8.9%
77,210	Duke Energy Corp.	6,082,604
155,425	Entergy Corp.	11,684,852
46,950	NextEra Energy, Inc.	5,520,381
467,712	NRG Energy, Inc.	7,062,451
81,094	SCANA Corp.	5,570,347
121,218	Southern Co.	6,073,022
		41,993,657
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
96,271	Emerson Electric Co.	5,259,285

	ELECTRONICS - 1.2%
130,794	Garmin Ltd.	5,575,748

	ENGINEERING & CONSTRUCTION - 1.1%
95,793	Fluor Corp.	5,236,045

	FOOD - 2.3%
120,869	Hormel Foods Corp.	4,659,500
131,169	Sysco Corp.	6,042,956
		10,702,456
	GAS - 4.1%
605,081	CenterPoint Energy, Inc.	12,978,987
281,532	NiSource, Inc.	6,393,592
		19,372,579

Hanlon Tactical Dividend & Momentum Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016
Shares		Value
	COMMON STOCK (Continued) - 67.3%
	INTERNET - 1.0%
282,077	Symantec Corp.	$ 4,695,172

	LODGING - 2.2%
66,221	Starwood Hotels & Resorts Worldwide, Inc.	5,422,175
58,932	Wynn Resorts Ltd.	5,203,696
		10,625,871
	MACHINERY-CONSTRUCTION & MINING - 2.4%
146,217	Caterpillar, Inc.	11,363,985

	MACHINERY-DIVERSIFIED - 2.4%
99,345	Cummins, Inc.	11,626,345

	MISCELLANEOUS MANUFACTURING - 2.3%
170,979	Eaton Corp. PLC	10,817,841

	OFFICE/BUSINESS EQUIPMENT - 1.1%
248,414	Pitney Bowes, Inc.	5,209,242

	REITS - 7.8%
153,595	HCP, Inc.	5,196,119
333,435	Host Hotels & Resorts, Inc.	5,274,942
292,620	Iron Mountain, Inc.	10,689,409
85,717	Ventas, Inc.	5,324,740
76,263	Welltower, Inc.	5,294,177
160,736	Weyerhaeuser Co.	5,162,840
		36,942,227
	RETAIL - 3.4%
52,972	PVH Corp.	5,064,123
154,338	Urban Outfitters, Inc. *	4,679,528
94,575	Wal-Mart Stores, Inc.	6,324,230
		16,067,881
	SEMICONDUCTORS - 2.2%
34,882	Broadcom Ltd.	5,084,052
102,904	QUALCOM, Inc.	5,198,710
		10,282,762
	TOYS/GAMES/HOBBIES - 1.0%
157,816	Mattel, Inc.	4,906,499

	TOTAL COMMON STOCK (Cost - $317,186,300)	319,097,984

	EXCHANGE TRADED FUNDS - 32.4%
	DEBT FUNDS- 32.4%
1,804,913	iShares 1-3 Year Treasury Bond ETF	153,435,654
	TOTAL EXCHANGE TRADED FUNDS (Cost - $153,079,704)

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%
1,669,030	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 0.15% **	1,669,030
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,669,030)

	TOTAL INVESTMENTS - 100.0% (Cost - $471,935,034) (a)	$ 474,202,668
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(122,751)
	NET ASSETS - 100.0%	$ 474,079,917

	ETF - Exchange Traded Fund
	PLC = Public Limited Company
*	Non income producing security
**	Money market fund; interest rate reflects effective yield on April 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $471,935,034
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 11,758,467
	Unrealized depreciation	(9,490,833)
	Net unrealized appreciation	$ 2,267,634

Hanlon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.
Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As stated above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds' holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Hanlon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of April 30, 2016 in valuing the Funds' assets carried at fair value:

Hanlon Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 641,090,477	$ -	$ -	$ 641,090,477
Short-Term Investments	13,619	-	-	13,619
Total	$ 641,104,096	$ -	$ -	$ 641,104,096

Hanlon Tactical Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 319,097,984	$ -	$ -	$ 319,097,984
Exchange Traded Funds	153,435,654	-	-	153,435,654
Short-Term Investments	1,669,030	-	-	1,669,030
Total	$ 474,202,668	$ -	$ -	$ 474,202,668

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds' policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Unerlying Investment In Other Investment Companies
The Hanlon Managed Income Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund's financial statements. As of April 30, 2016, the percentage of the Fund's net assets invested in the iShares ETF was 34.4%.

Hanlon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016

Unerlying Investment In Other Investment Companies (Continued)
The Hanlon Managed Income Fund currently invests a portion of its assets in the SPDR Barclays High Yield Bond ETF (“SPDR ETF”). The Fund may redeem its investment from the SPDR ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the SPDR ETF. The financial statements of the SPDR ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund's financial statements. As of April 30, 2016, the percentage of the Fund's net assets invested in the iShares ETF was 34.4%.

The Hanlon Tactical Dividend and Momentum Fund currently invests a portion of its assets in the iShares 1-3 Year Treasury Bond ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund's financial statements. As of April 30, 2016, the percentage of the Fund's net assets invested in the iShares ETF was 32.4%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 6/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 6/24/2016

By

/s/James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 6/24/2016